Ferring Asset Purchase Agreement and Discontinued Operations - Operating Results of Discontinued Operations (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Asset Purchase Agreement and Discontinued Operations [Line Items]
Gain on sale					$ 12,317
Income (loss) from discontinued operations	$ 0	$ 177	$ (24)	$ 11,917	12,070	$ 226
Product Business outside the U.S. | Discontinued Operations
Asset Purchase Agreement and Discontinued Operations [Line Items]
Product sales	0	0	0	143	143	675
Royalty revenue	0	0	0	368	368	1,088
Cost of goods sold	0	0	(24)	(74)	(74)	(511)
Operating expenses	0	(73)	0	(821)	(658)	(1,606)
Other expense	0	0	0	(16)	(16)	(40)
Gain on sale	0	250	0	12,317	12,317	0
Income (loss) from discontinued operations	$ 0	$ 177	$ (24)	$ 11,917	$ 12,070	$ 226